Disclosures About Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Assets and Liabilities [Abstract]
Fair value measurements of securities measured at fair value on a recurring basis

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$14,511	$-	$14,511	$-
Mortgage-backed securities	63,764	-	63,764	-
State and political subdivisions	18,249	-	18,249	-
Money Market Mutual Fund	2,155	2,155	-	-
Equity securities	23	-	23	-
Interest rate contracts	254	-	254	-

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$25,424	$-	$25,424	$-
Mortgage-backed securities	67,699	-	67,699	-
State and political subdivisions	16,792	-	16,792	-
Money Market Mutual Fund	2,040	2,040	-	-
Equity securities	23	-	23	-

Summary of fair value measurements of assets measured at fair value on a non-recurring basis

($ in thousands) Description	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,227	$-	$-	$2,227
Mortgage Servicing Rights	3,755	-	-	3,755
Foreclosed Assets	950	-	-	950

($ in thousands) Description	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$5,575	$-	$-	$5,575
Mortgage Servicing Rights	2,820	-	-	2,820
Foreclosed Assets	877	-	-	877
Impaired Software	159			159

Summary of quantitative information about unobservable inputs used in recurring and nonrecurring

($ in thousands)	Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Collateral-dependent impaired loans	$2,227	Market comparable properties	Comparability adjustments (%)	Not available
Foreclosed asset	950	Market comparable properties	Marketability discount	10.0%
Mortgage servicing rights	3,755	Discounted cash flow	Discount Rate	8.50%
			Constant prepayment rate	15.60%
			P&I earnings credit	0.21%
			T&I earnings credit	0.81%
			Inflation for cost of servicing	1.50%

Summary of estimated fair values of company's financial instruments

December 31, 2012	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$19,144	$19,144	$-	$-
Loans held for sale	6,147	-	6,350	-
Loans, net of allowance for loan losses	456,578	-	-	462,773
Federal Reserve and FHLB Bank stock, at cost	3,748	-	3,748	-
Accrued interest receivable	1,235	-	1,235	-

Financial liabilities
Deposits	$527,001	$-	$530,097	$-
Short-term borrowings	10,333	-	10,333	-
Notes payable	1,702	-	1,731	-
FHLB advances	21,000	-	21,274	-
Trust preferred securities	20,620	-	7,353	-
Accrued interest payable	138	-	138	-

December 31, 2011	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$14,846	$14,846	$-	$-
Loans held for sale	5,238	-	5,334	-
Loans, net of allowance for loan losses	436,025	-	-	443,727
Federal Reserve and FHLB Bank stock, at cost	3,685	-	3,685	-
Interest receivable	1,635	-	1,635	-

Financial liabilities
Deposits	$518,765	$-	$521,654	$-
Short-term borrowings	18,779	-	18,903	-
Notes payable	2,788	-	2,815	-
FHLB advances	12,776	-	13,149	-
Trust preferred securities	20,620	-	8,320	-
Accrued interest payable	2,954	-	2,954	-